Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.64367%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,342,280.04

Principal:
Principal Collections	$31,909,602.09
Prepayments in Full	$15,598,471.37
Liquidation Proceeds	$320,225.50
Recoveries	$75,952.64
Sub Total	$47,904,251.60
Collections	$53,246,531.64

Purchase Amounts:
Purchase Amounts Related to Principal	$145,926.72
Purchase Amounts Related to Interest	$1,477.36
Sub Total	$147,404.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,393,935.72

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,393,935.72
Servicing Fee	$1,094,312.70	$1,094,312.70	$0.00	$0.00	$52,299,623.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$52,299,623.02
Interest - Class A-2a Notes	$1,135,727.24	$1,135,727.24	$0.00	$0.00	$51,163,895.78
Interest - Class A-2b Notes	$995,274.69	$995,274.69	$0.00	$0.00	$50,168,621.09
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$48,264,021.09
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$47,904,681.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,904,681.09
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$47,711,648.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,711,648.34
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$47,711,648.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$47,711,648.34
Regular Principal Payment	$58,421,750.09	$47,711,648.34	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,393,935.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$47,711,648.34
Total					$47,711,648.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$27,003,467.64	$82.83	$1,135,727.24	$3.48	$28,139,194.88	$86.31
Class A-2b Notes	$20,708,180.70	$82.83	$995,274.69	$3.98	$21,703,455.39	$86.81
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,711,648.34	$30.22	$4,587,974.68	$2.91	$52,299,623.02	$33.13

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$304,893,217.74	0.9352553	$277,889,750.10	0.8524225
Class A-2b Notes	$233,813,817.29	0.9352553	$213,105,636.59	0.8524225
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,226,647,035.03	0.7768801	$1,178,935,386.69	0.7466626

Pool Information
Weighted Average APR	4.881%	4.889%
Weighted Average Remaining Term	49.18	48.45
Number of Receivables Outstanding	39,537	38,658
Pool Balance	$1,313,175,237.63	$1,264,722,768.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,245,455,550.32	$1,199,804,250.74
Pool Factor	0.7870965	0.7580549

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$64,918,517.96
Targeted Overcollateralization Amount	$96,497,483.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,787,382.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$478,243.25
(Recoveries)		7	$75,952.64
Net Loss for Current Collection Period			$402,290.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3676%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1710%
Second Prior Collection Period			0.3925%
Prior Collection Period			0.4473%
Current Collection Period			0.3745%
Four Month Average (Current and Prior Three Collection Periods)			0.3463%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		584	$1,854,286.71
(Cumulative Recoveries)			$81,211.35
Cumulative Net Loss for All Collection Periods			$1,773,075.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1063%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,175.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,036.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.66%	201	$8,385,141.05
61-90 Days Delinquent	0.13%	40	$1,668,032.72
91-120 Days Delinquent	0.01%	4	$180,017.41
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.81%	245	$10,233,191.18

Repossession Inventory:
Repossessed in the Current Collection Period		17	$739,975.12
Total Repossessed Inventory		25	$1,169,059.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0914%
Prior Collection Period			0.0911%
Current Collection Period			0.1138%
Three Month Average			0.0988%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1461%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	8

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$3,845,343.38
2 Months Extended	150	$7,189,521.37
3+ Months Extended	30	$1,330,063.18

Total Receivables Extended	265	$12,364,927.93

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer